Interest Expense, Net of Amounts Capitalized	12 Months Ended
Dec. 31, 2020
Disclosure of interest expense [Abstract]
Interest Expense, Net of Amounts Capitalized	INTEREST EXPENSE, NET OF AMOUNTS CAPITALIZED

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Senior Notes	$103	$253	$260
Amortization of deferred financing costs	22	15	17
Finance lease liabilities	8	—	—
Lease liabilities	—	8	8
Bank borrowings	85	—	2
Standby fee and other financing costs	11	13	13
	229	289	300
Less: interest capitalized	(4)	(9)	(21)
Interest expense, net of amounts capitalized	$225	$280	$279
A capitalization rate of 3.2% to 5.4%, 4.4% to 5.3% and 3.2% to 5.1% for the years ended December 31, 2018, 2019 and 2020, respectively, was used, representing the effective finance costs of the loans to finance the assets under construction.